Employee benefits (Tables)	12 Months Ended
Mar. 31, 2022
Pension and post retirement medical plans [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following tables sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Change in defined benefit obligations:

Defined benefit obligation, beginning of the year	US$	176.0	Rs.	13,374.1	Rs.	13,084.6	US$	24.2	Rs.	1,844.9	Rs.	1,689.8
Current service cost		11.9		904.7		901.2		1.1		82.1		78.7
Interest cost		11.7		883.7		853.8		1.5		115.7		108.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.9		68.1		(24.6)		0.9		69.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		2.9		217.3		(0.6)		4.2		320.0		57.9
Actuarial (gains) / losses arising from changes in experience adjustments		9.7		735.0		(129.8)		4.3		329.3		2.8
Benefits paid from plan assets		(11.1)		(839.3)		(1,241.9)		—		—		—
Benefits paid directly by employer		(1.4)		(109.0)		(68.6)		(2.3)		(172.4)		(92.3)
Past service cost plan amendment		4.3		324.9		—		3.2		244.6		—
Acquisition/(Divestment)		(0.5)		(37.8)		—		—		(2.5)		—

Defined benefit obligation, end of the year	US$	204.4	Rs.	15,521.7	Rs.	13,374.1	US$	37.1	Rs.	2,831.2	Rs.	1,844.9

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	162.6	Rs.	12,313.1	Rs.	11,282.2	US$	—	Rs.	—	Rs.	—
Interest income		11.0		831.2		776.7		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		1.5		110.1		355.9		—		—		—
Employer’s contributions		7.0		529.5		1,140.2		—		—		—
Benefits paid		(11.1)		(839.3)		(1,241.9)		—		—		—
Acquisition/(Divestment)		(0.3)		(26.5)		—

Fair value of plan assets, end of the year	US$	170.7	Rs.	12,918.1	Rs.	12,313.1	US$		Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	204.8	Rs.	15,521.7	Rs.	13,374.1	US$	37.4	Rs.	2,831.2	Rs.	1,844.9
Fair value of plan assets		170.4		12,918.1		12,313.1		—		—		—

	US$	34.4		2,603.6		1,061.0		37.4		2,831.2		1,844.9
Asset Ceiling		(0.5)		(41.9)		(29.2)		—		—		—

Net liability	US$	(34.9)	Rs.	(2,645.5)	Rs.	(1,090.2)	US$	(37.4)	Rs.	(2,831.2)	Rs.	(1,844.9)

Amounts in the balance sheet:
Non–current assets	US$	0.3	Rs.	20.7		426.7	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(35.2)		(2,666.2)		(1,516.9)		(37.4)		(2,831.2)		(1,844.9)

Net liability	US$	(34.9)	Rs.	(2,645.5)	Rs.	(1,090.2)	US$	(37.4)	Rs.	(2,831.2)	Rs.	(1,844.9)

Summary of Information for Funded and Unfunded Plans
Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Defined benefit obligation	US$	140.6	Rs.	10,655.3	Rs.	1,247.8
Fair value of plan assets	US$	133.1	Rs.	10,084.3	Rs.	1,124.9
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Defined benefit obligation	US$	36.6	Rs.	2,771.3	Rs.	10,732.3
Fair value of plan assets	US$	37.4	Rs.	2,833.9	Rs.	11,188.1
Information for unfunded plans:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Defined benefit obligation	US$	27.6	Rs.	2,095.0	Rs.	1,394.0	US$	37.4	Rs.	2,831.2	Rs.1,844.9

Summary of Net Periodic Cost
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits										Post retirement medical benefits
	2022		2022		2021		2020		2022		2022		2021		2020

	(In millions)
Service cost	US$	11.9	Rs.	904.7	Rs.	901.2	Rs.	827.7	US$	1.1		82.1	Rs.	78.7	Rs.	81.7
Past Service cost—Plan amendment		4.3		324.9		—		(51.7)		3.2		244.6		—		—
Net interest cost / (income)		0.7		52.5		77.1		55.0		1.5		115.7		108.0		113.0

Net periodic cost	US$	16.9	Rs.	1,282.1	Rs.	978.3	Rs.	831.0	US$	5.8	Rs.	442.4	Rs.	186.7	Rs.	194.7

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2022		2022		2021		2020		2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	(1.5)	Rs.	(110.1)	Rs.	(355.9)	Rs.	180.4	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		0.9		68.1		(24.6)		35.5		0.9		69.5		—		(6.7)
Actuarial (gains) / losses arising from changes in financial assumptions		2.9		217.3		(0.6)		371.2		4.2		320.0		57.9		99.1
Asset ceiling		0.5		41.9		29.2		—		—		—		—		—
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		9.7		735.0		(129.8)		246.6		4.3		329.3		2.8		(54.2)

Total recognized in other comprehensive income	US$	12.5	Rs.	952.2	Rs.	(481.7)	Rs.	833.7	US$	9.4	Rs.	718.8	Rs.	60.7	Rs.	38.2

Total recognized in consolidated statement of comprehensive income	US$	29.4	Rs.	2,234.3	Rs.	496.6	Rs.	1,664.7	US$	15.2	Rs.	1,161.2	Rs.	247.4	Rs.	232.9

Summary of Assumptions Used
The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2022	2021	2020	2022	2021	2020

Discount rate	6.50% - 7.10%	6.00% - 6.90%	6.10% - 6.90%	7.20%	6.90%	6.90%
Rate of increase in compensation level of covered employees	6% - 10%	5.75% - 10.00%	5.00% - 10.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%

Summary of Fair Value by Category
The fair value of Company’s pension plan asset as of March 31, 2022 and 2021 by category are as follows:

	Pension benefits
	Plan assets as of March 31
	2022	2021
Asset category:
Cash and cash equivalents	2.3%	4.5%
Debt instruments (quoted)	66.1%	64.2%
Debt instruments (unquoted)	0.1%	0.5%
Equity instruments (quoted)	7.4%	5.2%
Deposits with Insurance companies	24.1%	25.6%

	100.0%	100.0%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs. 1,484.2 million	Decrease by Rs. 276.7 million
	Decrease by 1%	Increase by Rs. 1,716.0 million	Increase by Rs. 295.4 million

Salary escalation rate	Increase by 1%	Increase by Rs. 1,255.3 million	Increase by Rs. 277.6 million
	Decrease by 1%	Decrease by Rs. 1,123.2 million	Decrease by Rs. 246.3 million

Health care cost	Increase by 1%	Increase by Rs. 333.9 million	Increase by Rs. 65.9 million
	Decrease by 1%	Decrease by Rs. 279.8 million	Decrease by Rs. 54.3 million

Defined Benefit Provident Fund Plan [Member]
Statement [line items]
Summary of Information for Funded and Unfunded Plans
The following tables set out the funded status of the defined benefit provident fund plan of Tata Motors limited and the amounts recognized in the Company’s financial statements as at March 31, 2022. As stated in Note 36A (v), subsequent to the year-end, this defined benefit plan has become a defined contribution plan with the loss of exemption relating to the trust set up by the Company. This does not result in any additional obligation on the Company, as the fair value of the plan assets exceed the liability of the trust as of March 31, 2022.

	(In millions)
	For the year ended March 31,
Change in benefit obligations :	2022		2022		2021

Defined benefit obligations at the beginning	US$	601.6	Rs.	45,596.5	Rs.	40,763.8
Service cost		16.7		1,268.9		1,364.8
Employee contribution		38.6		2,923.6		3,166.5
Acquisitions (credit) / cost		(106.1)		(8,042.8)		(1,256.6)
Interest expense		47.0		3,564.7		3,457.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(10.4)		(786.2)		72.8
Actuarial (gains) / losses arising from demographic assumptions		0.4		33.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		(19.4)		1,473.2		441.2
Benefits paid		(41.9)		(3,173.0)		(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries		(26.4)		(2,004.2)		—

Defined benefit obligation, end of the year	US$	539.0	Rs.	40,854.2	Rs.	45,596.5

	For the year ended March 31,
Change in plan assets:	2022		2022		2021

Fair value of plan assets at the beginning	US$	589.8	Rs.	44,702.1	Rs.	40,585.0
Acquisition Adjustment		(106.1)		(8,042.8)		(1,256.6)
Interest income		46.3		3,509.2		3,422.0
Return on plan assets excluding amounts included in interest income		30.6		2,322.1		(147.3)
Contributions (employer and employee)		55.3		4,190.3		4,512.4
Benefits paid		(41.9)		(3,173.0)		(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries		(26.0)		(1,973.3)		—

Fair value of plan assets, end of the year	US$	548.0	Rs.	41,534.6	Rs.	44,702.1

	(In millions)
	For the year ended March 31,
Amount recognized in the balance sheet consists of	2022		2022		2021

Fair value of plan assets	US$	548.0	Rs.	41,534.6	Rs.	44,702.1
Present value of defined benefit obligation		539.0		40,854.2		45,596.5

		9.0		680.4		(894.4)
Effect of asset ceiling		(9.0)		(684.5)		(0.1)

Net liability	US$	—	Rs.	(4.1)	Rs.	(894.5)

	For the year ended March 31,
Net periodic cost for Provident Fund consists of the following components:	2022		2022		2021

Service cost	US$	16.7		1,268.9		1364.8
Net interest cost / (income)		0.7		55.5		35.4

Net periodic cost	US$	17.4	Rs.	1,324.4	Rs.	1,400.2

	As at March 31
Other changes in plan assets and benefit obligation recognised in other comprehensive income	2022		2022		2021

Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	(30.6)	Rs.	(2,322.1)	Rs.	147.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(10.4)		(786.2)		72.8
Actuarial (gains) / losses arising from changes in financial assumptions		19.4		1,473.2		441.2
Actuarial (gains) / losses arising from demographic assumptions		0.4		33.5		—
Reversal of OCI for previous years due to surrender of Provident Fund		(0.4)		(30.9)		—
Adjustments for limits on net asset		9.5		719.1		0.1

Total recognised in other comprehensive income		(12.1)		(913.4)		661.4

Total recognized in consolidated income statement and other comprehensive income	US$	5.4	Rs.	411.0	Rs.	2,061.6

Summary of Assumptions Used
The assumptions used in determining the present value obligation of the Provident Fund is set out below:

	As at March 31
	2022	2021
Discount rate	7.10%	6.90%
Expected rate of return on plan assets	8.00%	8.20% to 8.4%
Remaining term to maturity of portfolio (years)	13.50	26.77

Summary of Fair Value by Category

The breakup of the plan assets into various categories is as follows:

	As at March 31
	2022	2021

Central and State government bonds	42.68%	45.02%
Public sector undertakings and Private sector bonds	32.25%	33.76%
Others	25.07%	21.22%

	100.0%	100.0%

Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2022		2022		2021

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	41.0	Rs.	3,110.8	Rs.	2,847.5
Service cost		6.4		482.1		546.7
Interest cost		0.8		63.9		45.7
Remeasurements (gains) / losses –
Actuarial (gains) / losses arising from changes in financial assumptions		(0.7)		(53.6)		(213.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		5.4		412.2		(196.6)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities		—		—		150.4
Benefits paid from plan assets		(0.8)		(62.5)		(190.9)
Benefits paid directly by employer		(0.1)		(7.9)		(19.4)
Foreign currency translation		(1.6)		(117.5)		140.9

Defined benefit obligation, end of the year	US$	50.4	Rs.	3,827.5	Rs.	3,110.8

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	35.0		2,650.6		2,317.3
Interest income		0.8		63.5		40.1
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.7)		(54.7)		(15.9)
Employer’s contributions		11.4		862.5		384.4
Benefits paid		(0.8)		(62.5)		(190.9)
Foreign currency translation		(1.3)		(102.3)		115.6

Fair value of plan assets, end of the year	US$	44.4	Rs.	3,357.1	Rs.	2,650.6

	As at March 31,
	2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	50.5	Rs.	3,827.5	Rs.	3,110.8
Fair value of plan assets		44.3		3,357.1		2,650.6

Net liability	US$	(6.2)	Rs.	(470.4)	Rs.	(460.2)

Amounts in the balance sheet:
Non- current liabilities	US$	(6.2)	Rs.	(470.4)	Rs.	(460.2)

Summary of Net Periodic Cost
Net severance indemnity cost consist of the following components:

			Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Service cost	US$	6.4	Rs.	482.1	Rs.	546.7	Rs.	527.2
Net interest cost		—		0.4		5.6		10.5

Net periodic pension cost	US$	6.4	Rs.	482.5	Rs.	552.3	Rs.	537.7

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.7		54.7	Rs.	15.9	Rs.	15.2
Actuarial (gains) / losses arising from changes in financial assumptions		(0.7)		(53.6)		(213.5)		123.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		5.4		412.2		(196.6)		(598.7)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities		—		—		150.4		—

Total recognized in other comprehensive income	US$	5.4	Rs.	413.3	Rs.	(243.8)	Rs.	(459.7)

Total recognized in income statement and other comprehensive income	US$	11.8	Rs.	895.8	Rs.	308.5	Rs.	78.0

Summary of Assumptions Used
The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2022	2021	2020
Discount rate	2.1%	1.6%	1.6%
Rate of increase in compensation level of covered employees	3.5%	3.5%	3.5%

Summary of Fair Value by Category	Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2022	2021
Deposit with banks	100%	100%

Summary of Sensitivity Analysis
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.434.1 million	Decrease by Rs.141.7 million
	Decrease by 1%	Increase by Rs.509.2 million	Increase by Rs.158.1 million
Salary escalation rate	Increase by 1%	Increase by Rs.497.2 million	Increase by Rs.170 million
	Decrease by 1%	Decrease by Rs.436.9 million	Decrease by Rs.146.2 million

Jaguar Land Rover Pension plan [member]
Statement [line items]
Summary of Amounts Recognized in Financial Statements
The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	11,210.0		Rs. 849,619.6		Rs. 728,421.5
Service cost		156.0		11,823.1		12,715.2
Interest cost		236.8		17,946.0		16,138.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		13.8		1,045.6		(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions		(947.5)		(71,812.3)		84,311.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.6)		(274.9)		(7,263.6)
Past service cost/(credit)		—		2.0		1,559.5
Benefits paid		(677.1)		(51,317.1)		(42,824.4)
Member contributions		2.5		189.4		116.4
Premium Paid		(3.0)		(225.0)
Foreign currency translation		(120.8)		(9,159.3)		58,480.2

Defined benefit obligation, end of the year	US$	9,867.1	Rs.	747,837.1	Rs.	849,619.6

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	10,696.5		Rs. 810,714.6		Rs. 764,044.2
Interest Income		228.7		17,333.1		16,533.9
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		12.2		927.5		2,151.0
Employer’s contributions		319.1		24,184.8		14,313.6
Members contributions		2.5		189.4		112.6
Benefits paid		(677.1)		(51,317.1)		(42,824.4)
Premium paid		(3.0)		(225.0)
Expenses paid		(35.9)		(2,719.3)		-2159.5
Foreign currency translation		(139.0)		(10,531.8)		58,543.2

Fair value of plan assets, end of the year	US$	10,404.0	Rs.	788,556.2	Rs.	810,714.6

The actual return on the schemes’ assets for the year ended March 31, 2022 was Rs. 17,796.8 million (2021: Rs. 18,632.0 million)

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	9,867.1	Rs.	747,837.1	Rs.	849,619.6
Fair value of plan Assets		10,404.0		788,556.2		810,714.6

Net (liability)/Assets	US$	536.9	Rs.	40,719.1	Rs.	(38,905.0)

Amount recognized in the balance sheet consist of:
Non - current assets	US$	569.2	Rs.	43,169.6	Rs.	50.4
Non - current liabilities		(32.3)		(2,450.5)		(38,955.4)

Net (liability)/Assets	US$	536.9	Rs.	40,719.1	Rs.	(38,905.0)

Summary of Net Periodic Cost
Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2022		2022		2021		2020

	(In millions)
Current service cost	US$	156.0	Rs.	11,823.1	Rs.	12,715.2	Rs.	11,980.0
Past service cost/(credit)		—		2.0		1,559.8		396.6
Administrative expenses		35.9		2,719.3		2,159.5		1,416.8
Net interest cost / (income) (including onerous obligations)		8.1		612.9		(395.9)		1,188.8

Net periodic pension cost	US$	200.0	Rs.	15,157.3	Rs.	16,038.6	Rs.	14,982.2

Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income
Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	13.8	Rs.	1,045.6		Rs. (2,035.0)	Rs.	594.9
Actuarial (gains) / losses arising from changes in financial assumptions		(947.5)		(71,812.3)		84,311.8		(47,390.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.6)		(274.9)		(7,263.6)		(12,563.2)
Return on plan assets, (excluding amount included in net Interest expense)		(12.2)		(927.5)		(2,151.0)		(29,266.9)

Total recognized in other comprehensive income	US$	(949.5)	Rs.	(71,969.1)	Rs.	72,862.2	Rs.	(88,625.4)

Total recognized in income statement and other comprehensive income	US$	(749.5)	Rs.	(56,811.8)	Rs.	88,900.8	Rs.	(73,643.2)

Summary of Assumptions Used
The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2022	2021	2020

Discount rate	2.8%	2.1%	2.4%
Expected rate of increase in benefit revaluation of covered employees	2.2%	2.1%	2.0%
RPI Inflation rate	3.5%	3.1%	2.6%
The assumed life expectations on retirement at age 65 are (years)

Retiring today:
Males	21.6	21.0	21.0
Females	23.8	23.3	23.2
Retiring in 20 years:
Males	23.0	22.4	22.4
Females	25.7	25.2	25.1

Summary of Fair Value by Category

	As at March 31,
	2022			2021

	Quoted *	Unquoted	Total	Quoted *	Unquoted **	Total
	(In millions)
Equity Instruments

Information Technology	—	12,661.0	12,661.0	—	13,452.2	13,452.2
Energy	—	1,808.7	1,808.7	—	1,078.2	1,078.2
Manufacturing	—	9,495.7	9,495.7	—	7,537.3	7,537.3
Financials	—	4,069.6	4,069.6	—	4,846.8	4,846.8
Others	—	17,182.1	17,182.1	—	26,904.4	26,904.4

	—	45,217.1	45,217.1	—	53,818.9	53,818.9

Debt Instruments
Government	180,264.6	6,504.7	186,769.3	163,774.2	8,857.3	172,631.5
Corporate Bonds (Investment Grade)	114,277.3	30,845.6	145,122.9	135,025.8	24,516.3	159,542.1
Corporate Bonds (Non Investment Grade)	—	96,739.0	96,739.0	—	106,907.6	106,907.6

	294,541.9	134,089.3	428,631.2	298,800.0	140,281.2	439,081.2

Property Funds
UK	—	30,503.1	30,503.1	—	30,582.3	30,582.3
Other	—	23,881.5	23,881.5	—	20,203.5	20,203.5

	—	54,384.6	54,384.6	—	50,785.8	50,785.8

Cash and Cash equivalents	7,496.5	36,041.0	43,537.5	7,436.5	19,296.6	26,733.1

Other
Hedge Funds	—	50,268.5	50,268.5	—	49,939.4	49,939.4
Private Markets	—	99,244.4	99,244.4	—	83,030.8	83,030.8
Alternatives	—	45,893.8	45,893.8	—	64,641.1	64,641.1

	—	195,406.7	195,406.7	—	197,611.3	197,611.3

Derivatives
Foreign exchange contracts	—	(3,459.9)	(3,459.9)	—	1,521.6	1,521.6
Interest Rate and inflation	—	24,839.0	24,839.0	—	36,326.0	36,326.0
Equity protection derivatives	—	—	—	—	4,836.7	4,836.7

	—	21,379.1	21,379.1	—	42,684.3	42,684.3

Total	302,038.4	486,517.8	788,556.2	306,236.5	504,478.1	810,714.6

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.
**	The comparative has been restated to reflect reclassification to unquoted.

Summary of Sensitivity Analysis
The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost

Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 33,873.6 million	Decrease/increase by Rs 566.7 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 17,468.7 million	Increase/decrease by Rs. 99.4 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 26,506.3 million	Increase/decrease by Rs. 338.0 million